NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	¥ 98,361,235	¥ 108,278,132
New leases and modification of contract	473,748	6,073,418
Foreign exchange adjustments	(809,480)	(174,134)
Finance expenses	3,776,662	4,430,677
Dividends declared	3,142,987	645,286
Other changes	(18,285,861)	(19,992,189)
Financing cash flows	(18,285,861)	(19,992,189)
Transfer between bank deposits and overdrafts		(899,955)
Net debt as at 31 December	87,330,755	98,361,235
Borrowings.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	61,183,834	79,448,062
Foreign exchange adjustments	(223,612)	(30,537)
Other changes	(7,396,786)	(18,233,691)
Financing cash flows	(7,396,786)	(18,233,691)
Net debt as at 31 December	54,010,660	61,183,834
Medium-term notes and bonds, including current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	24,663,000	21,386,635
Foreign exchange adjustments	(585,868)	(143,597)
Finance expenses	149,049	143,080
Other changes	(3,051,965)	3,276,882
Financing cash flows	(3,051,965)	3,276,882
Net debt as at 31 December	22,345,952	24,663,000
Leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	11,493,471	5,629,835
New leases and modification of contract	473,748	6,073,418
Finance expenses	678,855	344,886
Other changes	(1,599,072)	(554,668)
Financing cash flows	(1,599,072)	(554,668)
Net debt as at 31 December	10,099,506	11,493,471
Other payables arising from financing activities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	1,020,930	913,645
Finance expenses	2,948,758	3,942,711
Dividends declared	3,142,987	645,286
Other changes	(6,238,038)	(4,480,712)
Financing cash flows	(6,238,038)	(4,480,712)
Net debt as at 31 December	874,637	1,020,930
Sub Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January	98,361,235	107,378,177
New leases and modification of contract	473,748	6,073,418
Foreign exchange adjustments	(809,480)	(174,134)
Finance expenses	3,776,662	4,430,677
Dividends declared	3,142,987	645,286
Other changes	(18,285,861)	(19,992,189)
Financing cash flows	(18,285,861)	(19,992,189)
Net debt as at 31 December	¥ 87,330,755	98,361,235
Cash/bank Overdraft
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net debt as at 1 January		899,955
Transfer between bank deposits and overdrafts		¥ (899,955)